Reserves (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Foreign currency translation reserve
Opening balance	$ (2,125)	$ (2,154)	$ (2,156)	$ (2,063)
Transfers in	(29)	148	31	(93)
Balance at the end of the period	$ (2,154)	$ (2,006)	$ (2,125)	$ (2,156)